Taxes	6 Months Ended
Jun. 30, 2023
Taxes [Abstract]
Taxes

Note 14 — Taxes

Significant components of the benefit of (provision for) income taxes are as follows:

	For the six months ended June 30, 2022	For the six months ended June 30, 2023	For the six months ended June 30, 2023
	RMB	RMB	USD
Current	(286,789)	(42,705)	(6,173)
Deferred	1,023,038	-	-
Benefit of income (expenses) taxes	736,249	(42,705)	(6,173)

Deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities were as follows:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	372,554	372,554	51,559
Impairment loss from inventories	—	—	—
Net operating loss carryforwards	49,695,212	49,695,212	6,877,469
Less :valuation allowance	(50,067,766)	(50,067,766)	(6,929,027)
Deferred tax assets, net	-	-	-
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	1,679,063	1,679,063	232,371
Total deferred tax liabilities, net	1,679,063	1,679,063	232,371

The Company evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weight to the relative impact of the evidences to the extent it could be objectively verified.

The Company’s cumulative net operating loss (“NOL”) of approximately RMB232,799,805 (USD 33,426,156) as of June 30, 2023 was mainly from NOL of Beijing WiMi, Shenzhen Yidian and Shenzhen Duodian, Fe-da Electronics, Qianhai Wangxin, Shenzhen Yitian, Shanghai Weimu and Shanghai Guoyu. The NOL starts to expire in 2024. Management considers projected future losses outweighs other factors and made a fullallowance of related deferred tax assets.

The Company recognized deferred tax liabilities related to the excess of the intangible assets reporting basis over its income tax basis as a result of fair value adjustment from acquisitions in 2015. The deferred tax liabilities will reverse as the intangible assets are amortized for financial statement reporting purposes.

Value added taxes (“VAT”) and goods and services taxes (“GST”)

Revenue represents the invoiced value of service, net of VAT or GST. The VAT and GST are based on gross sales price. VAT rate is 6% on services and 13% on goods in China, and GST rate is generally 7% in Singapore.

Taxes payable consisted of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
VAT taxes payable	41,902	(59,430)	(8,225)
Income taxes payable	5,363,733	5,017,004	694,318
Other taxes payable	24,094	14,899	2,062
Totals	5,429,729	4,972,473	688,155